Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 43,048.0	$ 588.6	₨ 37,103.2	$ 507.3	₨ 14,448.1
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	₨ 43,048.0		₨ 37,103.2
Income tax rate including surcharge and education cess	25.17%	25.17%
Income tax expense (benefit) recorded in retained earnings	₨ (21,016.0)
Other comprehensive income	₨ (8,457.8)